Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Loans Payable, Noncurrent [Abstract]
2015 - current maturities		$ 48,078
2016		164,793
2017		664
2018		514
Long-term Debt, total	[1]	$ 214,049	$ 244,163

[1]	For covenants see Note 20(F).